Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,131,833.79

Principal:
Principal Collections	$12,977,397.27
Prepayments in Full	$7,430,616.90
Liquidation Proceeds	$201,955.80
Recoveries	$10,225.39
Sub Total	$20,620,195.36
Collections:	$21,752,029.15

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,752,029.15

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,752,029.15
Servicing Fee	$389,340.59	$389,340.59	$0.00	$0.00	$21,362,688.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,362,688.56
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,362,688.56
Interest - Class A-3 Notes	$260,902.68	$260,902.68	$0.00	$0.00	$21,101,785.88
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$21,022,248.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,022,248.38
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$20,979,078.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,979,078.80
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$20,930,102.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,930,102.47
Regular Principal Payment	$19,049,215.98	$19,049,215.98	$0.00	$0.00	$1,880,886.49
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,880,886.49
Residual Released to Depositor	$0.00	$1,880,886.49	$0.00	$0.00	$0.00
Total		$21,752,029.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,049,215.98
Total					$19,049,215.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,049,215.98	$60.57	$260,902.68	$0.83	$19,310,118.66	$61.40
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$19,049,215.98	$22.63	$432,586.09	$0.51	$19,481,802.07	$23.14

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$301,041,556.78	0.9572069	$281,992,340.80	0.8966370
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$413,851,556.78	0.4916211	$394,802,340.80	0.4689922

Pool Information
Weighted Average APR	2.870%	2.864%
Weighted Average Remaining Term	41.73	40.89
Number of Receivables Outstanding	21,709	20,954
Pool Balance	$467,208,710.27	$446,474,274.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$430,687,966.16	$411,638,750.18
Pool Factor	0.5110609	0.4883803

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$34,835,524.69
Targeted Overcollateralization Amount	$51,671,934.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,671,934.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	17

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	35	$124,465.43
(Recoveries)	16	$10,225.39
Net Loss for Current Collection Period		$114,240.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.2934%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0987%
Second Prior Collection Period			0.0531%
Prior Collection Period			0.2326%
Current Collection Period			0.3001%
Four Month Average (Current and Prior Three Collection Periods)			0.1711%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		989	$2,164,467.71
(Cumulative Recoveries)			$298,314.73
Cumulative Net Loss for All Collection Periods			$1,866,152.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2041%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,188.54
Average Net Loss for Receivables that have experienced a Realized Loss			$1,886.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	110	$2,771,990.77
61-90 Days Delinquent	0.03%	7	$133,596.02
91-120 Days Delinquent	0.01%	1	$25,595.53
Over 120 Days Delinquent	0.03%	2	$148,627.93
Total Delinquent Receivables	0.69%	120	$3,079,810.25
Repossession Inventory:
Repossessed in the Current Collection Period		3	$65,506.81
Total Repossessed Inventory		7	$167,137.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0667%
Prior Collection Period		0.0875%
Current Collection Period		0.0477%
Three Month Average		0.0673%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0689%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	17

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$1,160,541.05
2 Months Extended	60	$1,891,074.71
3+ Months Extended	7	$107,790.93

Total Receivables Extended	115	$3,159,406.69

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer